Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 7,336	$ 9,142
Additions based on tax positions related to the current year	754	927
Additions based on tax positions related to prior years	7	260
Settlements with tax authorities	(930)	0
Expiration of statute of limitations	(779)	(2,993)
Balance at end of year	$ 6,388	$ 7,336